HOT MADEN INTEREST (Summarized Financial Information in Associate 100% Basis and Adjustments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Revenue		$ 68,275	$ 62,371
Administrative expenses	[1]	(6,736)	(5,031)
Hot Maden Associate [member]
Disclosure of associates [line items]
Revenue
Administrative expenses		(113)
Other income		20
Total net loss		(93)
Company's share of net income (loss) of associate		$ (28)

[1]	Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation for the year ended December 31, 2017 $3,785 and December 31, 2016 $3,106.